Share-based payment - Share Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	0
Granted (in shares)	1,823,114
Vested (in shares)	(501,451)
Cancelled (in shares)	0
Number of units outstanding, end of the year (in shares)	1,321,663
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	0
Granted (in shares)	858,821
Vested (in shares)	0
Cancelled (in shares)	0
Number of units outstanding, end of the year (in shares)	858,821
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	0
Granted (in shares)	629,303
Vested (in shares)	(170,683)
Cancelled (in shares)	0
Number of units outstanding, end of the year (in shares)	458,620
Free Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	0
Granted (in shares)	334,990
Vested (in shares)	(330,768)
Cancelled (in shares)	0
Number of units outstanding, end of the year (in shares)	4,222